Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of lease term or the estimated useful lives of the assets
License [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years